Realignment Obligations (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2012 groupstructure	Mar. 31, 2012	Mar. 31, 2012
Realignment Obligations
Number of group structures	3
Realignment obligations
Realignment charges		$ 8,966	$ (8,966)
Realignment liability activity
Expense		(8,966)	8,966
Cash paid			(272)
Non-cash settlements			(1,521)
Balance at the end of the period		7,173	7,173
Termination benefits
Realignment obligations
Realignment charges		7,313	(7,313)
Realignment liability activity
Expense		(7,313)	7,313
Non-cash settlements			(165)
Balance at the end of the period		7,148	7,148
Asset impairment
Realignment obligations
Realignment charges		978	(978)
Realignment liability activity
Expense		(978)	978
Non-cash settlements			(978)
Facility closure and other costs
Realignment obligations
Realignment charges		675	(675)
Realignment liability activity
Expense		(675)	675
Cash paid			(272)
Non-cash settlements			(378)
Balance at the end of the period		$ 25	$ 25